Significant partly-owned subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Significant partly-owned subsidiaries
Schedule of financial information for partly owned subsidiaries

EURm	2020	2019
Summarized income statement
Net sales(2)	1 376	2 013
Operating loss	(3)	(26)
Loss for the year	(14)	(47)
Loss for the year attributable to:
Equity holders of the parent	(14)	(47)
Non-controlling interests(3)	–	–
Summarized statement of financial position
Non-current assets	577	651
Non-current liabilities	(150)	(192)
Non-current net assets	427	459
Current assets(4)	1 984	2 669
Current liabilities	(1 228)	(1 637)
Current net assets	756	1 032
Net assets(5)	1 183	1 491
Non-controlling interests(3)	–	–
Summarized statement of cash flows
Net cash from operating activities	189	125
Net cash used in investing activities	(26)	(87)
Net cash (used in)/from financing activities(6)	(376)	38
Net (decrease)/increase in cash and cash equivalents	(213)	76

(1)   Financial information for the Nokia Shanghai Bell Group is presented before eliminations of intercompany transactions with the rest of the Group but after eliminations of intercompany transactions between entities within the Nokia Shanghai Bell Group.

(2)   Includes EUR 104 million (EUR 100 million in 2019) net sales to other Group entities.

(3)   Based on the contractual arrangement with China Huaxin, the Group does not recognize any non-controlling interest in NSB.

(4)   Includes a total of EUR 604 million (EUR 819 million in 2019) of cash and cash equivalents and current financial investments.

(5)   The distribution of the profits of NSB requires the passing of a special resolution by more than two-thirds of its shareholders, subject to a requirement that at least 50% of the after-tax distributable profits are distributed as dividends each year.

(6)  Includes EUR 144 million dividend paid to China Huaxin in 2020.